Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, NW, Suite 500
Washington, DC 20036
Telephone 202.822.9611
Fax 202.822.0140
www.stradley.com

Christopher Zimmerman, Esquire

Direct Dial – 202.419.8402

czimmerman@stradley.com

1933 Act Rule 485(a) 1933 Act File No. 002-73024 1940 Act File No. 811-03213

January 21, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)
File Nos. 002-73024 and 811-03213
Rule 485(a)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”) submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 190/191 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant.

As mentioned on the facing sheet, the Amendment relates only to the NVIT Developing Markets Fund and the NVIT Emerging Markets Fund, each a series of the Registrant. The Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

This Amendment is being filed to incorporate new disclosure into the Registrant’s Registration Statement with respect to: (i) the registration of a new class of shares to be offered by the NVIT Emerging Markets Fund; and (ii) changes to each Fund’s prospectus and Statement of Additional Information concerning investment strategies and subadvisory arrangements.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the each prospectus and the Statement of Additional Information, respectively; and (iii) adding new exhibits to the Registration Statement.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number.

Very truly yours,

/s/ Christopher Zimmerman
Christopher Zimmerman, Esquire

cc:	Allan J. Oster, Esq.

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